7. Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Goodwill

In association with the Merger, the Company recognized $10,365,806 in Goodwill, representing the excess of the fair value of the consideration for the Merger over net identifiable assets acquired (See Note 3 - Business Combination for additional information). Pursuant to ASC 350-20, Goodwill is not subject to amortization but is subject to annual review to determine if certain events warrant impairment to the Goodwill asset. As of December 31, 2013, no impairment was warranted or recognized.

Intangible Assets, Net

The Company had following intangible assets as of March 31, 2014 and December 31, 2013:

	3/31/2014	12/31/2013
Identifiable artistic-related assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	3,257,129	3,257,129
Other Intangible Assets	50,000	–
Less Accumulated Amortization (c)	(3,273,323)	(3,261,254)
Intangible Assets, Net	$1,903,637	$1,865,706

(a)	In association with the Merger, the Company acquired $1,740,000 in identifiable artistic-related assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm during the fourth quarter of 2013. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to ASC 350-30, these assets are not subject to amortization. They are tested annually for the recognition of impairment expense.

(b)	Pursuant to ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. At December 31, 2013, it was determined that certain “Other Intangible Assets” totaling $470,685 in gross asset value, with accumulated amortization of $228,961, were to be retired giving rise to an associated loss on disposition of assets totaling $241,723. During the period ended March 31, 2014, the Company did not recognize any similar impairment.

(c)	During the three months ended March 31, 2014 and 2013, the Company recognized $12,069 and $36,577, respectively, in amortization expense related to these intangible assets.

Goodwill

In association with the Merger, the Company recognized $10,365,805 in Goodwill, representing the excess of the fair value of the consideration for the Merger over net identifiable assets acquired (See Note 3 – Business Combination for additional information). Pursuant to ASC 350-20, Goodwill is not subject to amortization but is subject to annual review to determine if certain events warrant impairment to the Goodwill asset. As of December 31, 2013, no impairment was warranted or recognized.

Intangible Assets, Net

The Company had following intangible assets as of December 31, 2013 and 2012:

	12/31/2013	12/31/2012
Identifiable artistic-related assets (a)	$1,740,000	$–
Trademarks (b)	129,831	129,831
Product Masters (b)	3,257,129	3,279,369
Other Intangible Assets (b)	–	290,161
Less Accumulated Amortization (c)	(3,261,254)	(3,343,291)
Intangible Assets, Net	$1,865,706	$356,070

(a)	In association with the Merger, the Company acquired $1,740,000 in identifiable artistic-related assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm during the fourth quarter of 2013. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to ASC 350-30, these assets are not subject to amortization. They are tested annually for the recognition of impairment expense. As of December 31, 2013, no impairment was warranted or recognized.

(b)	Pursuant to ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. At December 31, 2013, it was determined that certain “Other Intangible Assets” totaling $470,685 in gross asset value, with accumulated amortization of $228,961, were to be retired giving rise to an associated loss on disposition of assets totaling $241,723. During the prior period, the Company did not recognize any similar impairment.

(c)	During the years ended December 31, 2013 and 2012, the Company recognized $146,924 and $138,767, respectively, in amortization expense related to these intangible assets.